Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Capital management
Schedule of equity and debt

Total equity, debt and total assets
in € THOUS
	2021	2020

Total equity including noncontrolling interests	13,979,037	12,331,310
Debt and lease liabilities	13,320,149	12,380,017
Total assets	34,366,558	31,689,036
Debt and lease liabilities in % of total assets	38.8%	39.1%
Total equity in % of total assets (equity ratio)	40.7%	38.9%

Schedule of Company's rating

Rating (1)
	Standard & Poor's	Moody's	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable

(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.